STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund

May 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 1.5%
Commercial & Professional Services - .7%
Duke University, Unscd. Bonds, Ser. 2020	2.68	10/1/2044	10,000,000	10,291,199
University of Southern California, Sr. Unscd. Notes, Ser. A	3.23	10/1/2120	3,000,000	2,959,647
				13,250,846
Health Care - .8%
Montefiore Obligated Group, Unscd. Bonds	4.29	9/1/2050	6,000,000	5,617,254
The Johns Hopkins Health System, Unscd. Bonds	3.84	5/15/2046	3,880,000	4,602,164
Trinity Health, Sr. Unscd. Bonds, Ser. 2019	3.43	12/1/2048	5,500,000	5,757,162
				15,976,580
Total Bonds and Notes (cost $28,963,424)			29,227,426

Long-Term Municipal Investments - 97.1%
Alabama - .6%
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2048	5,000,000	6,152,200
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2043	3,500,000	4,334,050
Hoover Industrial Development Board, Revenue Bonds (United States Steel Corp.)	5.75	10/1/2049	2,500,000	2,071,075
				12,557,325
Arizona - 1.9%
Arizona Health Facilities Authority, Revenue Bonds, Refunding (Phoenix Children's Hospital Obligated Group) Ser. A	5.00	2/1/2042	6,000,000	6,216,720
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects)	5.00	7/1/2049	1,000,000	[a] 954,290
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.50	7/1/2038	1,165,000	[a] 1,210,505

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Arizona - 1.9% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.63	7/1/2048	2,000,000	[a]	2,087,500
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.75	7/1/2053	3,260,000	[a]	3,415,991
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	[a]	1,612,774
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2039	1,325,000	[a]	1,318,468
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000		2,104,180
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,625,000		1,916,167
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2043	1,750,000		1,681,260
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. B	5.00	1/1/2043	1,000,000		930,860
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. B	5.00	1/1/2049	1,400,000		1,266,146
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project) Ser. A	5.00	12/15/2049	700,000	[a]	643,538
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project) Ser. A	5.00	12/15/2039	400,000	[a]	382,276
Arizona Industrial Development Authority, Revenue Bonds (NCCU Properties) (Insured; Build America Mutual) Ser. A	4.00	6/1/2044	2,000,000		2,141,380
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2036	7,500,000		9,158,250

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Arizona - 1.9% (continued)
Pinal County Industrial Development Authority, Revenue Bonds (Green Bond) (WOF SW GGP 1)	7.25	10/1/2033	2,000,000	[a]	1,550,620
				38,590,925
Arkansas - .4%
University of Arkansas, Revenue Bonds	5.00	11/1/2042	5,990,000		7,257,843
California - 20.6%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2037	1,000,000		1,050,900
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2035	1,500,000		1,589,745
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	2,500,000		2,706,750
Anaheim Public Financing Authority, Revenue Bonds, Refunding (Anaheim Convention Center Expansion Project) Ser. A	5.00	5/1/2046	6,450,000		6,871,765
Bay Area Toll Authority, Revenue Bonds, Refunding	4.00	4/1/2042	5,000,000		5,538,800
California, GO	5.00	4/1/2033	1,205,000		1,573,959
California, GO	5.00	4/1/2049	2,500,000		3,148,900
California, GO, Refunding	4.00	10/1/2044	5,000,000		5,860,400
California, GO, Refunding	4.00	10/1/2039	5,000,000		5,958,300
California, GO, Refunding	5.00	4/1/2035	9,000,000		10,325,430
California, GO, Refunding	5.00	9/1/2034	7,000,000		8,597,050
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2043	1,250,000		1,284,850
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2048	2,000,000		2,045,380
California Community Housing Agency, Revenue Bonds (Verdant At Green Valley Project)	5.00	8/1/2049	10,775,000	[a]	11,224,641
California Community Housing Agency, Revenue Bonds, Ser. A	5.00	4/1/2049	7,500,000	[a]	7,803,600
California Community Housing Agency, Revenue Bonds, Ser. A	5.00	2/1/2050	12,500,000	[a]	13,044,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
California - 20.6% (continued)
California Educational Facilities Authority, Revenue Bonds (Green Bond) (Loyola Marymount University)	5.00	10/1/2048	3,000,000		3,458,790
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2042	2,000,000		2,186,280
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2047	2,500,000		2,718,875
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital Los Angeles Obligated Group) Ser. A	5.00	8/15/2047	1,000,000		1,106,160
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	7/1/2037	2,270,000		2,492,664
California Health Facilities Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	11/1/2044	12,000,000		13,199,520
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Segerstrom Center for the Arts)	5.00	1/1/2025	1,250,000		1,273,363
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (The J. David Gladstone Institutes Project) Ser. A	5.25	10/1/2021	900,000	[b]	959,607
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2049	2,000,000		2,162,460
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2035	600,000		631,554
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	2,750,000		2,848,615
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2043	5,000,000		5,406,250
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2040	5,000,000		5,443,700

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
California - 20.6% (continued)
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2048	6,000,000		6,450,300
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2037	2,605,000		2,856,148
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2052	7,500,000		8,041,575
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2039	3,265,000		3,563,323
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2034	2,250,000		2,498,175
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2043	2,000,000		2,162,640
California Municipal Finance Authority, Revenue Bonds (Emerson College)	6.00	1/1/2022	6,000,000	[b]	6,524,820
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A	5.00	10/1/2049	1,515,000	[a]	1,454,809
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A	5.00	10/1/2057	1,650,000	[a]	1,556,973
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2047	2,250,000		2,433,667
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2047	700,000		760,053
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2041	1,200,000		1,315,752
California Municipal Finance Authority, Revenue Bonds (Palmdale Aerospace Academy Project) Ser. A	5.00	7/1/2038	1,100,000	[a]	1,114,553
California Municipal Finance Authority, Revenue Bonds (Southwestern Law School)	6.50	11/1/2031	300,000		320,064
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,000,000		2,886,960

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
California - 20.6% (continued)
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2039	1,500,000		1,516,395
California Municipal Finance Authority, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2042	1,000,000		1,122,410
California Pollution Control Financing Authority, Revenue Bonds (Rialto Bioenergy Facility Project)	7.50	12/1/2040	5,000,000	[a]	4,655,350
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	2,870,000		2,956,559
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	4,125,000		4,249,410
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project) Ser. A	5.00	8/1/2038	1,000,000	[a]	1,078,960
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project) Ser. A	5.00	8/1/2048	2,750,000	[a]	2,915,137
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2047	870,000	[a]	932,727
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2037	590,000	[a]	640,941
California School Finance Authority, Revenue Bonds (Summit Public Schools Obligated Group)	5.00	6/1/2047	1,500,000	[a]	1,549,500
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.00	12/1/2033	1,000,000	[a]	1,033,180
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2038	1,500,000	[a]	1,550,895
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2043	2,150,000	[a]	2,204,115

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
California - 20.6% (continued)
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2036	6,500,000	[a]	6,714,045
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2041	2,500,000	[a]	2,566,800
California Statewide Communities Development Authority, Revenue Bonds, Refunding	5.38	5/15/2038	1,900,000		1,937,905
California Statewide Communities Development Authority, Revenue Bonds, Refunding (CHF-Irvine)	5.00	5/15/2040	2,000,000		2,106,060
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2042	1,600,000		1,699,456
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	1,500,000		1,694,385
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2044	3,000,000		3,085,080
California University, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2045	500,000		555,150
California University, Revenue Bonds, Refunding, Ser. B	2.98	11/1/2051	7,500,000		7,577,175
Capistrano Unified School District Community Facilities District No. 90-2, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/2032	4,000,000		4,535,560
Chino Valley Unified School District, GO, Ser. B	4.00	8/1/2045	2,610,000		3,088,126
Chino Valley Unified School District, GO, Ser. B	5.00	8/1/2055	5,000,000		6,370,400
Cloverdale Unified School District, GO, Refunding, Ser. B	4.00	8/1/2049	5,000,000		5,676,300
Desert Sands Unified School District, GO	5.00	8/1/2040	7,680,000		9,384,192

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
California - 20.6% (continued)
Foothill Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. B1	3.95	1/15/2053	5,000,000		5,320,900
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	4.09	1/15/2049	7,500,000		7,673,250
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	3.38	8/1/2045	1,200,000		1,279,344
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	5.00	8/1/2050	3,000,000		3,755,880
Galt Redevelopment Agency, Tax Allocation Bonds (Galt Redevelopment Project)	7.38	9/1/2033	2,000,000		2,152,880
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2047	5,000,000		5,004,050
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2029	3,000,000		3,539,880
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2028	3,000,000		3,582,780
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2047	5,000,000		5,004,050
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2033	4,380,000	[c]	3,425,248
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2029	2,080,000	[c]	1,821,269
Irvine, Special Assessment Bonds, Refunding	4.00	9/2/2029	1,000,000		1,052,300
Long Beach Marina System, Revenue Bonds (Alamitos Bay Marina Project)	5.00	5/15/2045	2,000,000		2,017,740
Long Beach Marina System, Revenue Bonds (Alamitos Bay Marina Project)	5.00	5/15/2040	2,500,000		2,541,700
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2034	1,000,000		1,177,180
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2039	1,000,000		1,165,660
Los Angeles Unified School District, GO	4.00	7/1/2044	7,500,000		8,769,300

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
California - 20.6% (continued)
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2032	2,500,000	[c]	2,020,800
Norman Y Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2047	8,500,000		9,589,615
Northern California Energy Authority, Revenue Bonds, Ser. A	4.00	7/1/2024	10,000,000		10,926,500
Northern California Gas Authority No. 1, Revenue Bonds, Ser. B, 3 Month LIBOR x .67 +.72%	1.68	7/1/2027	660,000	[d]	623,885
Oroville, Revenue Bonds (Oroville Hospital)	5.25	4/1/2039	1,750,000		1,868,562
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2039	1,000,000		1,119,900
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.25	6/1/2023	2,000,000	[b]	2,301,660
Riverside County Transportation Commission, Revenue Bonds, Ser. A	5.75	6/1/2048	5,000,000		5,348,350
Riverside County Transportation Commission, Revenue Bonds, Ser. A	5.75	6/1/2044	2,000,000		2,142,280
San Diego Unified School District, GO, Ser. A	0.00	7/1/2025	4,000,000	[c]	3,836,680
San Diego Unified School District, GO, Ser. F	4.00	7/1/2035	2,205,000		2,489,688
San Francisco City & County Airport, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2044	6,500,000		7,586,995
San Francisco City & County Redevelopment Agency, Special Tax Bonds, Ser. C	0.00	8/1/2043	7,835,000	[c]	2,157,602
San Francisco City & County Redevelopment Agency, Special Tax Bonds, Ser. C	0.00	8/1/2038	2,000,000	[c]	746,480
San Francisco City & County Redevelopment Financing Authority, Tax Allocation Bonds (San Francisco Redevelopment Projects) Ser. B	6.63	2/1/2021	1,250,000	[b]	1,302,563
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2050	5,000,000		5,341,350
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	8/1/2031	5,330,000	[c]	4,448,951

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
California - 20.6% (continued)
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	8/1/2030	3,020,000	[c]	2,598,740
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding	5.00	6/1/2039	2,000,000		2,394,200
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding	5.00	6/1/2048	4,000,000		4,519,200
Tender Option Bond Trust Receipts (Series 2016-XM0427), (Los Angeles International Airport, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.25	15.83	5/15/2026	980,000	[a,e,f]	1,012,712
The Morongo Band of Mission Indians, Revenue Bonds, Ser. A	5.00	10/1/2042	1,000,000	[a]	923,990
University of California, Revenue Bonds, Refunding (Limited Project) Ser. G	5.00	5/15/2037	7,325,000		7,952,606
University of California, Revenue Bonds, Refunding, Ser. AZ	5.00	5/15/2043	5,000,000		6,206,700
University of California, Revenue Bonds, Ser. AV	5.00	5/15/2042	2,525,000		3,069,163
				411,661,416
Colorado - 1.6%
Board of Governors of Colorado State University System, Revenue Bonds, Refunding, Ser. C	5.00	3/1/2043	2,995,000		3,682,173
Board of Governors of Colorado State University System, Revenue Bonds, Refunding, Ser. C	5.00	3/1/2028	2,005,000	[b]	2,675,412
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Evangelical Lutheran Good Samaritan Society Project)	5.00	6/1/2027	2,500,000	[b]	3,244,700
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2048	1,250,000		1,333,388
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.25	12/1/2048	3,500,000		4,115,265
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2028	7,610,000		9,242,193
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A	5.25	12/1/2039	2,000,000	[a]	1,933,680

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Colorado - 1.6% (continued)
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A	5.25	12/1/2039	2,500,000	[a]	2,417,100
Weld County School District No. 6, GO (Insured; St Aid Withholding)	5.00	12/1/2044	2,500,000		3,229,475
				31,873,386
Connecticut - .8%
Connecticut, Special Tax Bonds	5.00	5/1/2038	2,000,000		2,471,760
Connecticut, Special Tax Bonds	4.00	5/1/2039	1,500,000		1,701,900
Connecticut, Special Tax Bonds	4.00	5/1/2036	1,725,000		1,978,420
Connecticut, Special Tax Bonds	5.00	5/1/2037	3,500,000		4,340,595
Connecticut, Special Tax Bonds	5.00	5/1/2034	2,000,000		2,512,760
The Metropolitan District, GO, Ser. A	4.00	7/15/2037	1,125,000		1,289,621
The Metropolitan District, GO, Ser. A	4.00	7/15/2039	500,000		569,655
The Metropolitan District, GO, Ser. A	4.00	7/15/2035	500,000		577,860
The Metropolitan District, GO, Ser. A	4.00	7/15/2036	1,200,000		1,380,540
				16,823,111
Delaware - .1%
Kent County, Revenue Bonds (CHF-Dover University Project) Ser. A	5.00	7/1/2048	1,000,000		896,070
Kent County, Revenue Bonds (CHF-Dover University Project) Ser. A	5.00	7/1/2040	750,000		695,265
				1,591,335
District of Columbia - 2.7%
District of Columbia, Revenue Bonds (District of Columbia International School Obligated Group)	5.00	7/1/2049	1,275,000		1,362,172
District of Columbia, Revenue Bonds (Friendship Public Charter School)	5.00	6/1/2032	3,500,000		3,653,265
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2049	1,375,000		1,376,980
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2039	1,275,000		1,297,670
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2044	1,240,000		1,246,002
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group)	6.00	7/1/2023	1,450,000	[b]	1,705,200
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group)	6.00	7/1/2023	1,100,000	[b]	1,293,600
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group)	6.00	7/1/2023	1,700,000	[b]	1,999,200
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. A	5.00	7/1/2048	5,000,000		5,435,050

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
District of Columbia - 2.7% (continued)
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. B	5.00	7/1/2042	4,000,000		4,373,000
District of Columbia, Revenue Bonds, Ser. A	5.00	3/1/2026	10,000,000		12,522,300
Metropolitan Washington Airports Authority, Revenue Bonds (Dulles Metrorail & Capital Improvement Projects) (Insured; Assured Guaranty Corp.) Ser. B	0.00	10/1/2036	6,275,000	[c]	3,801,834
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2053	5,000,000		5,275,300
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2028	2,045,000		2,557,968
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2028	4,300,000		5,378,612
				53,278,153
Florida - 4.8%
Broward County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2028	5,000,000		6,180,000
Broward County Airport System, Revenue Bonds, Ser. A	4.00	10/1/2044	3,500,000		3,729,565
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)	5.00	12/15/2035	1,085,000	[a]	1,102,078
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)	5.00	12/15/2040	1,220,000	[a]	1,225,673
Capital Trust Agency, Revenue Bonds (H-Bay Ministries Inc-Superior Residences Project) Ser. A1	5.00	7/1/2048	750,000		618,915
Capital Trust Agency, Revenue Bonds (H-Bay Ministries Inc-Superior Residences Project) Ser. B	5.00	7/1/2053	250,000		191,318
Collier County Health Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2045	2,500,000		2,704,225
Florida Development Finance Corp., Revenue Bonds (Virgin Trains U.S.A. Florida)	0.62	6/18/2020	11,000,000		10,997,910
Florida Development Finance Corp., Revenue Bonds, Refunding (Virgin Trains U.S.A Florida) Ser. A	6.25	1/1/2024	2,500,000	[a]	2,185,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Florida - 4.8% (continued)
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Florida Institute of Technology)	4.00	10/1/2037	1,000,000	957,290
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Florida Institute of Technology)	4.00	10/1/2038	750,000	713,123
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Florida Institute of Technology)	4.00	10/1/2039	800,000	755,024
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (The University of Tampa Project) Ser. A	5.25	4/1/2042	1,100,000	1,192,191
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	8,500,000	9,147,785
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2044	6,715,000	7,268,182
Jacksonville, Revenue Bonds, Refunding	5.00	10/1/2030	750,000	808,028
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/1/2040	7,545,000	8,679,919
Miami-Dade County Expressway Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,050,000	1,052,772
Miami-Dade County Health Facilities Authority, Revenue Bonds, Refunding (Nicklaus Children's Hospital Obligated Group)	5.00	8/1/2042	2,000,000	2,287,080
Miami-Dade County Seaport Department, Revenue Bonds, Ser. A	5.50	10/1/2042	14,145,000	15,502,354
Orange County Health Facilities Authority, Revenue Bonds (Orlando Health Obligated Group) Ser. B	5.00	10/1/2042	5,000,000	5,233,100
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	6,500,000	7,017,660
Tampa, Revenue Bonds, Refunding	4.00	4/1/2050	2,000,000	2,117,820
The Miami-Dade County School Board, COP, Refunding, Ser. A	5.00	5/1/2032	3,280,000	3,964,798
				95,631,810

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Georgia - .9%
Fulton County Development Authority, Revenue Bonds, Refunding (Robert W Woodruff Arts Center)	5.00	3/15/2044	6,000,000	6,773,880
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,000,000	2,075,200
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,155,000	2,173,878
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2056	1,000,000	1,106,570
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2043	1,500,000	1,681,725
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. B	4.00	9/1/2039	1,750,000	2,076,200
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. B	4.00	9/1/2040	1,250,000	1,479,225
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2044	1,500,000	1,602,030
				18,968,708
Hawaii - .6%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Kahala Senior Living Community)	5.13	11/15/2032	2,050,000	2,219,883
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Kahala Senior Living Community)	5.25	11/15/2037	1,000,000	1,078,580
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (The Queen's Health Systems Obligated Group) Ser. A	5.00	7/1/2035	7,000,000	7,922,460
				11,220,923
Idaho - .2%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group) Ser. D	5.00	6/1/2022	3,900,000	[b] 4,263,090
Illinois - 9.6%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2026	1,170,000	1,355,117

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Illinois - 9.6% (continued)
Chicago Board of Education, GO, Refunding, Ser. A	4.00	12/1/2027	750,000		720,578
Chicago Board of Education, GO, Refunding, Ser. A	7.00	12/1/2044	2,500,000		2,716,000
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	600,000		600,282
Chicago Board of Education, GO, Refunding, Ser. B	6.75	12/1/2030	7,500,000	[a]	8,505,150
Chicago Board of Education, GO, Refunding, Ser. B	7.00	12/1/2042	10,000,000	[a]	11,159,000
Chicago Board of Education, GO, Ser. A	7.00	12/1/2046	5,000,000	[a]	5,551,850
Chicago Board of Education, GO, Ser. B	6.50	12/1/2046	4,500,000		4,818,240
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,600,000		1,574,800
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,700,000		1,695,784
Chicago Board of Education, Revenue Bonds	6.00	4/1/2046	1,500,000		1,576,035
Chicago II, GO, Refunding, Ser. 2005D	5.50	1/1/2040	5,000,000		5,106,650
Chicago II, GO, Refunding, Ser. 2007E	5.50	1/1/2042	1,750,000		1,782,357
Chicago II, GO, Refunding, Ser. 2007F	5.50	1/1/2042	1,250,000		1,273,113
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2035	5,000,000		5,030,250
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2031	1,300,000		1,349,868
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2032	600,000		618,360
Chicago II, GO, Refunding, Ser. B	7.75	1/1/2042	1,272,000		1,344,529
Chicago II, GO, Refunding, Ser. B	7.75	1/1/2025	6,208,000	[b]	7,947,295
Chicago II, GO, Ser. A	5.50	1/1/2049	4,000,000		4,087,280
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2046	5,000,000		5,468,800
Chicago O'Hare International Airport, Revenue Bonds	5.75	1/1/2039	415,000		424,591
Chicago O'Hare International Airport, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.50	1/1/2043	4,000,000		4,299,160
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	3,710,000		4,249,916
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	3,250,000		3,730,967

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Illinois - 9.6% (continued)
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,130,000		3,617,998
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	3,000,000		3,454,830
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	6,800,000		7,558,676
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2033	10,425,000		11,669,641
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	15,000,000		16,909,200
Illinois, GO	5.50	7/1/2033	2,500,000		2,570,600
Illinois, GO	5.50	5/1/2039	2,500,000		2,626,600
Illinois, GO	5.50	5/1/2030	2,500,000		2,650,825
Illinois, GO	5.50	7/1/2038	10,000,000		10,208,500
Illinois, GO, Refunding, Ser. B	5.00	10/1/2025	15,000,000		15,315,450
Illinois, GO, Ser. A	5.00	5/1/2042	2,500,000		2,501,500
Illinois, GO, Ser. D	5.00	11/1/2028	5,000,000		5,077,150
Illinois Finance Authority, Revenue Bonds, Refunding	5.25	5/15/2047	3,715,000		3,340,305
Illinois Finance Authority, Revenue Bonds, Refunding	5.25	5/15/2023	535,000	[b]	611,601
Illinois Finance Authority, Revenue Bonds, Refunding (Franciscan Communities Obligated Group) Ser. A	5.00	5/15/2037	3,000,000		2,752,200
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) (LOC; PNC Bank NA) Ser. C	0.06	11/15/2037	2,500,000	[e]	2,500,000
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	5.50	7/1/2028	1,560,000		1,720,243
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	5,000,000		5,540,500
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding	4.00	6/15/2050	2,000,000		1,715,640
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion)	5.00	6/15/2050	2,000,000		1,933,020
				191,260,451

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Indiana - .6%
Allen County, Revenue Bonds (Storypoint Fort Wayne Project) Ser. A1	6.75	1/15/2043	750,000	[a]	710,910
Allen County, Revenue Bonds (Storypoint Fort Wayne Project) Ser. A1	6.88	1/15/2052	1,250,000	[a]	1,178,775
Indiana Finance Authority, Revenue Bonds (Butler University Project)	4.00	2/1/2044	2,595,000		2,638,336
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A4	0.16	12/1/2039	1,500,000	[g]	1,500,000
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A5	0.15	10/1/2040	1,000,000	[g]	1,000,000
Indiana Finance Authority, Revenue Bonds, Refunding (Stadium Project) Ser. A	5.25	2/1/2035	5,000,000		5,800,050
				12,828,071
Kentucky - 1.5%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	3,500,000		3,658,235
Kentucky Property & Building Commission, Revenue Bonds, Refunding (#112 Project) Ser. B	5.00	11/1/2027	10,000,000		11,723,100
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	10,000,000		10,900,300
Kentucky Public Transportation Infrastructure Authority, Revenue Bonds (Downtown Crossing Project) Ser. A	5.75	7/1/2049	3,000,000		3,103,140
				29,384,775
Louisiana - .9%
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A	5.50	6/15/2038	3,200,000	[a]	3,260,224
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A	5.63	6/15/2048	4,350,000	[a]	4,390,455

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Louisiana - .9% (continued)
Jefferson Parish Hospital Service District No. 2, Revenue Bonds, Refunding (Jefferson Parish Hospital)	6.25	7/1/2031	5,000,000	5,075,050
New Orleans Water System, Revenue Bonds, Refunding	5.00	12/1/2034	500,000	579,270
St. James Parish, Revenue Bonds (NuStar Logistics Project) Ser. 2	6.35	7/1/2040	4,115,000	[a] 4,524,113
				17,829,112
Maine - .7%
Maine Finance Authority, Revenue Bonds (Coastal Resources of Maine Project)	5.25	6/15/2034	1,000,000	550,000
Maine Finance Authority, Revenue Bonds (Coastal Resources of Maine Project)	5.38	12/15/2033	4,400,000	[a] 2,420,000
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (MaineGeneral Health Medical Center Obligated Group)	6.00	7/1/2026	825,000	851,045
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (MaineGeneral Health Medical Center Obligated Group)	7.00	7/1/2041	4,240,000	4,377,376
Maine Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Bowdoin College)	5.00	7/1/2038	5,000,000	6,111,500
				14,309,921
Maryland - .0%
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2049	750,000	757,080
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2044	200,000	203,130
				960,210
Massachusetts - 3.5%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2054	770,000	695,764
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	755,000	691,323
Massachusetts Development Finance Agency, Revenue Bonds (Bentley University)	5.00	7/1/2040	5,500,000	6,096,310

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Massachusetts - 3.5% (continued)
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	3,000,000		3,436,200
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.25	1/1/2042	5,500,000		5,933,950
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Obligated Group)	5.13	11/15/2046	1,500,000	[a]	1,300,305
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2046	2,015,000		2,139,184
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Berklee College of Music)	5.00	10/1/2039	5,000,000		5,568,500
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Cape Cod Healthcare Obligated Group)	5.25	11/15/2041	4,370,000		4,764,261
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2040	1,000,000		1,077,040
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (International Charter School)	5.00	4/15/2040	1,500,000		1,589,760
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2037	1,000,000	[a]	1,014,020
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2047	3,000,000	[a]	2,964,540
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2057	2,000,000	[a]	1,940,660
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2036	2,115,000		2,256,070
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,375,000		1,534,706

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Massachusetts - 3.5% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. I	6.75	1/1/2021	470,000	[b]	487,794
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. I	6.88	1/1/2021	400,000	[b]	415,436
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. I	7.25	1/1/2021	1,240,000	[b]	1,290,245
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.25	2/15/2048	9,500,000		11,810,400
Massachusetts School Building Authority, Revenue Bonds, Ser. B	5.25	2/15/2048	10,000,000		12,432,000
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	50,000		50,202
				69,488,670
Michigan - 2.6%
Detroit, GO	5.00	4/1/2034	1,000,000		1,034,270
Detroit, GO	5.00	4/1/2033	1,150,000		1,193,240
Detroit, GO	5.00	4/1/2035	1,660,000		1,710,265
Detroit, GO	5.00	4/1/2038	1,235,000		1,259,861
Detroit, GO	5.00	4/1/2036	1,200,000		1,231,464
Detroit, GO	5.00	4/1/2029	1,000,000		1,062,630
Detroit, GO	5.00	4/1/2028	900,000		960,795
Detroit, GO	5.00	4/1/2030	700,000		739,683
Detroit, GO	5.00	4/1/2032	850,000		887,715
Detroit, GO	5.00	4/1/2031	1,000,000		1,050,630
Detroit, GO, Ser. B1	4.00	4/1/2044	5,000,000		4,051,250
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2043	10,000,000		11,335,300
Michigan Building Authority, Revenue Bonds, Refunding, Ser. IA	5.38	10/15/2041	3,000,000		3,210,390
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Obligated Group)	5.00	8/1/2032	2,000,000		2,221,000
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	4,000,000		4,329,320
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	12/31/2043	10,000,000		10,626,100

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Michigan - 2.6% (continued)
Warren County, Revenue Bonds (Insured; County Guaranteed)	10.00	12/1/2040	5,000,000		5,065,800
				51,969,713
Minnesota - .3%
Western Minnesota Municipal Power Agency, Revenue Bonds (Red Rock Hydroelectric Project) Ser. A	5.00	1/1/2049	5,390,000		6,648,673
Mississippi - .2%
Mississippi Development Bank, Revenue Bonds (Jackson, Water & Sewer System Project) (Insured; Assured Guaranty Municipal Corp.)	6.88	12/1/2040	1,625,000		1,918,979
Warren County, Revenue Bonds (International Paper) Ser. A	5.80	5/1/2034	1,500,000		1,504,635
				3,423,614
Nebraska - 1.2%
Central Plains Energy Project, Revenue Bonds, Refunding (Central Plains Energy Project)	4.00	8/1/2025	10,000,000		11,232,500
Omaha Public Power District, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2042	10,000,000		12,423,700
				23,656,200
Nevada - .3%
Nevada Department of Business & Industry, Revenue Bonds (Fulcrum Sierra Biofuels Project)	6.25	12/15/2037	5,000,000	[a]	4,591,400
Nevada Department of Business & Industry, Revenue Bonds (Green Bond) (Fulcrum Sierra Biofuels Project) Ser. B	5.13	12/15/2037	1,500,000	[a]	1,209,315
				5,800,715
New Jersey - 4.0%
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2054	725,000	[a]	714,480
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2049	1,105,000	[a]	1,107,254
New Jersey Economic Development Authority, Revenue Bonds (The Goethals Bridge Replacement Project)	5.13	1/1/2034	5,325,000		5,765,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
New Jersey - 4.0% (continued)
New Jersey Economic Development Authority, Revenue Bonds (The Goethals Bridge Replacement Project)	5.38	1/1/2043	5,500,000		5,965,520
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2026	2,500,000		2,652,400
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. PP	5.00	6/15/2029	13,000,000		13,988,520
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	2,500,000		2,629,675
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Peter's University Hospital Obligated Group)	6.25	7/1/2035	1,500,000		1,550,085
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2030	1,500,000		1,614,480
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	4.00	12/15/2039	1,500,000		1,396,485
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2031	2,000,000		2,142,600
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2029	15,000,000		16,228,350
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2030	3,000,000		3,228,960
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	1,500,000		1,465,635
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,250,000		1,251,375
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,000,000		3,296,160
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	7,000,000		8,362,130
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	5,000,000		5,587,300
				78,947,159
New York - 10.3%
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2047	1,000,000	[a]	994,130

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
New York - 10.3% (continued)
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2037	700,000	[a]	708,652
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2032	500,000	[a]	517,290
Hudson Yards Infrastructure Corp., Revenue Bonds	5.75	2/15/2047	1,930,000		1,996,797
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	4.75	11/15/2045	10,000,000		10,627,500
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2050	6,000,000		6,483,420
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C2	5.18	11/15/2049	10,000,000		10,931,100
Metropolitan Transportation Authority, Revenue Bonds, Refunding (LOC; U.S. Bank NA) Ser. E1	0.07	11/15/2050	2,770,000	[e]	2,770,000
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2056	5,000,000		5,470,250
New York City, GO (LOC; Bank of America NA) Ser. E2	0.07	8/1/2034	3,000,000	[g]	3,000,000
New York City, GO (LOC; Bank of Tokyo-Mitsubishi UFJ) Ser. G7	0.07	4/1/2042	2,400,000	[g]	2,400,000
New York City, GO, Refunding, Ser. E	5.00	8/1/2034	1,250,000		1,565,750
New York City, GO, Refunding, Ser. F1	5.00	8/1/2034	2,220,000		2,780,772
New York City, GO, Ser. AA1	4.00	8/1/2038	5,000,000		5,733,100
New York City, GO, Ser. AA1	5.00	8/1/2035	2,500,000		3,149,875
New York City, GO, Ser. B1	5.00	12/1/2035	2,000,000		2,404,480
New York City, GO, Ser. B1	5.00	10/1/2043	4,000,000		4,932,200
New York City Industrial Development Agency, Revenue Bonds (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.)	6.50	1/1/2046	325,000		326,476
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/2049	1,300,000		1,306,266
New York City Transitional Finance Authority, Revenue Bonds	4.00	8/1/2038	1,250,000		1,425,050

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
New York - 10.3% (continued)
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2045	3,500,000		4,032,315
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	10,000,000		12,633,900
New York City Transitional Finance Authority, Revenue Bonds (Liquidity Agreement; Mizuho Bank) Ser. D4	0.13	2/1/2044	4,600,000	[e]	4,600,000
New York City Transitional Finance Authority, Revenue Bonds (SPA; State Street Bank & Trust Co.) Ser. A6	0.07	8/1/2039	2,600,000	[e]	2,600,000
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. S2A	4.00	7/15/2037	2,500,000		2,851,125
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. S2A	5.00	7/15/2033	3,250,000		4,072,607
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	4.00	8/1/2041	5,000,000		5,658,300
New York City Transitional Finance Authority, Revenue Bonds, Ser. S3	5.25	7/15/2035	10,000,000		12,600,800
New York City Water & Sewer System, Revenue Bonds (Liquidity Agreement; BMO Harris Bank NA)	0.08	6/15/2049	700,000	[e]	700,000
New York City Water & Sewer System, Revenue Bonds (LOC; Citibank NA) Ser. F2	0.07	6/15/2035	700,000	[e]	700,000
New York Counties Tobacco Trust VI, Revenue Bonds, Refunding, Ser. A2B	5.00	6/1/2051	4,585,000		4,535,115
New York Liberty Development Corp., Revenue Bonds, Refunding (4 World Trade Center Project)	5.75	11/15/2051	5,000,000		5,266,750
New York Liberty Development Corp., Revenue Bonds, Refunding (7 World Trade Center Project)	5.00	3/15/2044	2,000,000		2,108,120
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000		3,914,640
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center)	5.00	11/15/2044	5,000,000	[a]	4,958,050
New York Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2045	1,500,000		1,760,265
New York State Dormitory Authority, Revenue Bonds, Refunding (Pace University) Ser. A	5.00	5/1/2038	500,000		525,230

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
New York - 10.3% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	5.00	2/15/2028	14,510,000		18,756,351
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	7/1/2042	5,500,000		6,898,155
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	10/1/2048	2,000,000		3,252,340
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2036	2,500,000		2,515,650
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2034	4,000,000		4,025,040
Oneida County Local Development Corp, Revenue Bonds, Refunding (Utica College Project)	4.00	7/1/2039	750,000		717,428
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	4,000,000		4,356,960
Port Authority of New York & New Jersey, Revenue Bonds (JFK International Air Terminal Project)	6.00	12/1/2042	5,000,000		5,034,150
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; State Street B&T Co.) Ser. C	0.07	1/1/2032	300,000	[e]	300,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2031	5,000,000	[c]	3,712,900
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2032	3,000,000	[c]	2,134,350
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	0.00	11/15/2027	2,000,000	[c]	1,735,140
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	0.00	11/15/2028	4,715,000	[c]	3,971,727
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	4.00	11/15/2054	1,750,000		1,971,235
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	3,500,000		4,367,370
				206,789,121

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
North Carolina - .5%
North Carolina Turnpike Authority, Revenue Bonds	5.00	1/1/2049	2,000,000		2,167,760
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2049	1,500,000		1,800,390
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2038	5,000,000		6,029,200
				9,997,350
North Dakota - .2%
Grand Forks County, Revenue Bonds, Refunding (Green Bond)	6.38	12/15/2043	6,000,000		4,681,200
Ohio - 2.7%
Allen County, Revenue Bonds (LOC; Bank of Montreal)	0.07	6/1/2034	4,300,000	[g]	4,300,000
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	16,500,000		16,676,055
Butler County Port Authority, Revenue Bonds (Storypoint Fairfield Project) Ser. A1	6.38	1/15/2043	1,500,000	[a]	1,359,585
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.25	12/1/2038	2,420,000		2,426,582
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2053	1,500,000		1,492,485
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2043	1,580,000		1,590,649
Franklin County, Revenue Bonds, Ser. A	4.00	12/1/2049	2,500,000		2,705,825
Hamilton County Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	9,350,000		12,523,857
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2035	3,000,000		3,450,900
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2039	2,000,000		2,277,720
Ohio Air Quality Development Authority, Revenue Bonds (Pratt Paper Project)	4.25	1/15/2038	2,500,000	[a]	2,518,275

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Ohio - 2.7% (continued)
Ohio Turnpike & Infrastructure Commission, Revenue Bonds	0/5.7	2/15/2034	3,000,000	[h]	3,623,640
				54,945,573
Oregon - .9%
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	0/5	6/15/2024	2,310,000	[h]	2,728,618
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	0/5	6/15/2025	2,610,000	[h]	3,186,236
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	0/5	6/15/2027	1,275,000	[h]	1,643,246
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	0/5	6/15/2021	1,800,000	[h]	1,887,102
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	0/5	6/15/2022	1,745,000	[h]	1,912,520
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	0/5	6/15/2023	1,785,000	[h]	2,038,184
Oregon Business Development Commission, Revenue Bonds, Refunding (RED Rock Biofuels) Ser. 248A	6.50	4/1/2031	2,000,000	[a,i]	1,358,000
Oregon Business Development Commission, Revenue Bonds, Refunding (RED Rock Biofuels) Ser. 248D	6.50	4/1/2031	2,000,000	[a,i]	1,358,000
Oregon Business Development Commission, Revenue Bonds, Refunding (RED Rock Biofuels) Ser. 248F	11.50	4/1/2031	1,000,000	[i]	831,970
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/1/2039	700,000	[a]	838,110
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/1/2036	700,000	[a]	845,509
				18,627,495

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Pennsylvania - 1.8%
Allegheny County Industrial Development Authority, Revenue Bonds, Refunding (United States Steel Corp.)	4.88	11/1/2024	2,000,000		1,798,700
Allegheny County Industrial Development Authority, Revenue Bonds, Refunding (United States Steel Corp.)	5.13	5/1/2030	1,750,000		1,465,923
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2035	3,500,000		4,170,950
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2034	4,000,000		4,784,000
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Homes Project) (LOC; JPMorgan Chase Bank NA) Ser. D	0.11	7/1/2034	2,500,000	[e]	2,500,000
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2044	1,750,000		1,842,645
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Aqua Pennsylvania Project) Ser. B	5.00	12/1/2043	4,425,000		4,483,941
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Tapestry Moon Senior Housing Project)	6.50	12/1/2038	3,000,000	[a]	2,730,270
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	5.00	12/1/2044	10,000,000		11,772,900
				35,549,329
Rhode Island - .4%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2045	7,000,000		7,660,870
South Carolina - .1%
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2036	2,000,000		2,219,220
Tennessee - .7%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.09	11/1/2035	8,500,000	[e]	8,500,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Tennessee - .7% (continued)
Memphis-Shelby County Industrial Development Board, Tax Allocation Bonds, Refunding (Senior Tax Increment-Graceland Project) Ser. A	4.75	7/1/2027	760,000		744,770
Memphis-Shelby County Industrial Development Board, Tax Allocation Bonds, Refunding (Senior Tax Increment-Graceland Project) Ser. A	5.50	7/1/2037	1,100,000		1,046,177
Memphis-Shelby County Industrial Development Board, Tax Allocation Bonds, Refunding (Senior Tax Increment-Graceland Project) Ser. A	5.63	1/1/2046	750,000		666,098
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.09	2/1/2036	3,200,000	[e]	3,200,000
Montgomery County Public Building Authority, Revenue Bonds (Tennessee County Loan Pool) (LOC; Bank of America NA)	0.09	7/1/2034	500,000	[e]	500,000
				14,657,045
Texas - 9.5%
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000		1,148,158
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2036	1,315,000		1,396,543
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2053	925,000		841,658
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2048	1,900,000		1,751,762
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2038	1,000,000		958,400
Austin Airport System, Revenue Bonds, Ser. A	5.00	11/15/2046	13,120,000		14,927,411
Bexar County Health Facilities Development Corp., Revenue Bonds, Refunding (Army Retirement Residence Foundation Project)	5.00	7/15/2041	1,750,000		1,703,170
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2046	1,500,000		1,607,655
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2040	7,300,000		7,858,085

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Texas - 9.5% (continued)
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. A	3.00	8/15/2040	4,000,000		4,194,240
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2022	6,000,000	[b]	6,636,900
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. B	5.00	8/15/2037	16,235,000		18,058,515
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.00	8/15/2032	2,745,000		2,899,543
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	6.00	8/15/2033	1,500,000		1,675,830
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	6.00	8/15/2043	2,770,000		3,055,171
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.50	8/15/2021	1,250,000	[b]	1,327,975
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.75	8/15/2021	1,000,000	[b]	1,065,380
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	12/1/2045	3,855,000		3,988,653
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	6.13	8/15/2048	18,000,000		19,244,880
Dallas/Fort Worth International Airport, Revenue Bonds, Ser. H	5.00	11/1/2032	7,500,000		7,795,575
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	5,000,000		5,001,600
Danbury Higher Education Authority, Revenue Bonds, Ser. A	5.13	8/15/2049	2,240,000		2,310,045
Grand Parkway Transportation Corp., Revenue Bonds, Refunding (Grand Parkway System)	4.00	10/1/2049	5,000,000		5,699,250
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.00	10/1/2043	5,000,000		6,151,100
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.50	10/1/2023	4,500,000	[b]	5,279,805
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	0/5.2	10/1/2031	2,000,000	[h]	2,311,380
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	0/5.4	10/1/2033	2,500,000	[h]	2,873,925
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	0/5.45	10/1/2034	2,235,000	[h]	2,564,573
Houston Higher Education Finance Corp., Revenue Bonds	6.50	5/15/2021	1,530,000	[b]	1,619,872
Houston Higher Education Finance Corp., Revenue Bonds	6.50	5/15/2021	1,270,000	[b]	1,345,235

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Texas - 9.5% (continued)
Houston Higher Education Finance Corp., Revenue Bonds, Ser. A	5.88	5/15/2021	140,000		147,559
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	3,250,000	[a]	3,280,907
Newark Higher Education Finance Corp., Revenue Bonds (A+ Charter Schools) Ser. A	5.50	8/15/2035	750,000	[a]	823,793
Newark Higher Education Finance Corp., Revenue Bonds (A+ Charter Schools) Ser. A	5.75	8/15/2045	1,000,000	[a]	1,090,240
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2036	2,800,000		3,314,276
Port Beaumont Navigation District, Revenue Bonds, Refunding, Ser. A	3.63	1/1/2035	1,500,000	[a]	1,345,845
Port Beaumont Navigation District, Revenue Bonds, Refunding, Ser. A	4.00	1/1/2050	1,500,000	[a]	1,265,490
Pottsboro Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2046	1,000,000		968,700
San Antonio Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	5.00	8/1/2044	7,140,000		8,450,119
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2045	1,000,000		1,015,520
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (LBJ Infrastructure Group IH-635 Managed Lanes Project)	7.00	6/30/2040	11,175,000		11,231,098
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners Segments 3)	6.75	6/30/2043	5,000,000		5,630,250
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners Segments 3)	7.00	12/31/2038	10,000,000		11,354,400
Texas Transportation Commission, Revenue Bonds	5.00	8/1/2057	2,000,000		2,115,980
				189,326,466
U.S. Related - 3.6%
Antonio B Won International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.00	10/1/2034	2,000,000		2,210,560

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
U.S. Related - 3.6% (continued)
Antonio B Won International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.13	10/1/2043	2,000,000		2,193,900
Antonio B Won International Airport Authority, Revenue Bonds, Refunding, Ser. C	6.25	10/1/2034	1,000,000		1,028,460
Antonio B Won International Airport Authority, Revenue Bonds, Refunding, Ser. C	6.38	10/1/2043	1,000,000		1,024,970
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	1,500,000		1,564,800
Guam, Revenue Bonds, Refunding, Ser. A	6.00	11/1/2026	2,500,000		2,512,350
Guam, Revenue Bonds, Refunding, Ser. A	6.13	11/1/2031	5,000,000		5,017,000
Guam, Revenue Bonds, Refunding, Ser. A	6.50	11/1/2040	2,000,000		2,008,320
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.00	1/1/2050	2,000,000		2,215,400
Puerto Rico, GO, Refunding, Ser. A	5.00	7/1/2041	2,500,000	[i]	1,390,625
Puerto Rico, GO, Refunding, Ser. A	8.00	7/1/2035	10,000,000	[i]	5,475,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Ser. A	5.25	7/1/2042	2,000,000		1,980,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Ser. A	5.75	7/1/2037	2,500,000		2,537,500
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Ser. A	6.00	7/1/2038	5,170,000		5,247,550
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. SS	5.00	7/1/2021	500,000		502,105
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. DDD	5.00	7/1/2022	2,000,000	[i]	1,177,500
Puerto Rico Electric Power Authority, Revenue Bonds, Ser. A	6.75	7/1/2036	10,000,000	[i]	5,987,500
Puerto Rico GDB Debt Recovery Authority, Revenue Bonds	7.50	8/20/2040	2,500,000		1,631,250
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding, Ser. M	5.00	7/1/2025	110,000	[i]	50,875
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding, Ser. M	5.00	7/1/2032	220,000	[i]	101,750

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
U.S. Related - 3.6% (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Ser. G	5.00	7/1/2042	120,000	[i]	55,500
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Ser. K	5.00	7/1/2030	120,000	[i]	55,500
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2021	500,000	[i]	125,000
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2031	498,000	[c]	327,799
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2029	387,000	[c]	280,416
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2033	561,000	[c]	336,847
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2051	4,348,000	[c]	824,816
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2046	5,338,000	[c]	1,385,905
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2027	397,000	[c]	313,570
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2024	207,000	[c]	182,307
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.50	7/1/2034	4,311,000		4,360,533
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.55	7/1/2040	208,000		206,182
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.75	7/1/2053	1,526,000		1,488,644
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	5.00	7/1/2058	8,783,000		8,811,633
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	2,112,000		2,032,800
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.54	7/1/2053	63,000		59,261
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.78	7/1/2058	847,000		822,971
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A	5.00	10/1/2029	2,250,000		2,053,575
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A	5.00	10/1/2034	1,500,000		1,332,165
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A	6.75	10/1/2037	1,250,000		1,093,863
				72,006,702
Utah - .1%
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy)	5.00	4/15/2044	625,000		754,138

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Utah - .1% (continued)
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2049	1,150,000	1,379,713
				2,133,851
Virginia - 3.0%
Arlington County Industrial Development Authority, Revenue Bonds, Refunding (Virginia Hospital Center)	4.00	7/1/2045	5,000,000	5,414,800
Chesapeake Expressway, Revenue Bonds, Refunding, Ser. B	0/4.87	7/15/2040	2,000,000	[h] 1,832,340
Richmond Public Utility, Revenue Bonds, Ser. A	4.00	1/15/2050	3,000,000	3,514,200
Roanoke County Economic Development Authority, Revenue Bonds, Refunding (Richfield Living Obligated Group) Ser. A	5.25	9/1/2049	10,000,000	8,833,600
University of Virginia, Revenue Bonds, Refunding, Ser. A1	4.00	4/1/2045	3,950,000	4,376,639
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes Project)	5.00	1/1/2040	7,510,000	7,659,449
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes Project)	5.00	1/1/2040	12,395,000	12,641,660
Virginia Small Business Financing Authority, Revenue Bonds (Elizabeth River Crossing Opco Project)	5.25	1/1/2032	4,000,000	4,144,720
Virginia Small Business Financing Authority, Revenue Bonds (Elizabeth River Crossing Opco Project)	6.00	1/1/2037	1,665,000	1,740,708
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2049	4,500,000	4,723,920
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2056	4,000,000	4,174,120
				59,056,156
Washington - .6%
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2035	1,250,000	1,619,325
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2034	1,250,000	1,627,250

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Washington - .6% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Research Center) Ser. C, 1 Month MUNIPSA +1.05%	1.19	7/3/2023	7,965,000	[d]	7,977,744
				11,224,319
West Virginia - .8%
West Virginia, GO, Ser. B	5.00	6/1/2041	10,000,000		12,506,900
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center Obligated Group)	5.00	9/1/2039	1,450,000		1,635,035
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center Obligated Group)	5.00	9/1/2038	1,500,000		1,695,900
				15,837,835
Wisconsin - 1.3%
Public Finance Authority, Revenue Bonds (Maryland Proton Treatment Center) Ser. A1	6.38	1/1/2048	2,500,000	[a]	2,062,500
Public Finance Authority, Revenue Bonds (Nevada State College)	5.00	5/1/2055	5,000,000	[a]	4,159,050
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2053	1,000,000		1,084,990
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2049	3,440,000		3,758,716
Public Finance Authority, Revenue Bonds, Refunding (Friends Homes Obligated Group)	5.00	9/1/2039	2,230,000	[a]	2,098,430
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2046	3,990,000	[c]	1,491,143
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2044	8,735,000	[c]	3,544,314
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Marshfield Clinic Health System Obligated Group) Ser. C	5.00	2/15/2047	4,500,000		4,758,255

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.1% (continued)
Wisconsin - 1.3% (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Medical College of Wisconsin) (LOC; U.S. Bank NA) Ser. B	0.06	12/1/2033	3,300,000	[e] 3,300,000
				26,257,398
Total Long-Term Municipal Investments (cost $1,873,154,859)			1,941,195,239
Total Investments (cost $1,902,118,283)			98.6%	1,970,422,665
Cash and Receivables (Net)			1.4%	28,473,885
Net Assets			100.0%	1,998,896,550

GO—General Obligation

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, these securities were valued at $176,871,498 or 8.85% of net assets.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d Variable rate security—rate shown is the interest rate in effect at period end.

e The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

g Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

h Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

i Non-income producing—security in default.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Municipal Opportunities Fund

May 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury 10 Year Notes	18	9/21/2020	2,496,200	2,503,125	(6,925)
U.S. Treasury 5 Year Notes	20	9/30/2020	2,507,618	2,512,500	(4,882)
U.S. Treasury Long Bond	100	9/21/2020	17,742,778	17,837,500	(94,722)
U.S. Treasury Ultra Long Bond	59	9/21/2020	12,819,482	12,863,844	(44,362)
Ultra 10 Year U.S. Treasury Notes	97	9/21/2020	15,192,440	15,260,829	(68,389)
Gross Unrealized Depreciation				(219,280)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Corporate Bonds	-	29,227,426	-	29,227,426
Municipal Securities	-	1,941,195,239	-	1,941,195,239
Liabilities ($)
Other Financial Instruments:
Futures††	(219,280)	-	-	(219,280)

† See Statement of Investments for additional detailed categorizations, if any

†† Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

NOTES

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At May 31, 2020, accumulated net unrealized appreciation on investments was $68,304,382, consisting of $102,290,491 gross unrealized appreciation and $33,986,109 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.